Other income, net (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Mar. 25, 2025 £ / shares
Other Income and Expenses [Abstract]
Sale of Stock, Price Per Share | £ / shares					£ 1.00
Disposal Group, Including Discontinued Operation, Liabilities | £		£ 303,013
Gain (Loss) on Disposition of Business	$ 415,768	£ 303,012